Long-term debt - Lake Charles Project (Details) - Jun. 30, 2018 R in Millions, $ in Millions	USD ($)	ZAR (R)
Long-term debt
Utilised facilities | R		R 109,834
Available facilities | R		54,668
Lake Charles Chemicals Project
Long-term debt
Total facilities, term loan	$ 3,995
Utilised facilities	3,995
Funds available from cash, cash flow from operations and general borrowings	7,135
Cumulative funds paid from cash, cash flow from operations and general borrowings	5,243
Remaining funds to be provided from cash, cash flow from operations and general borrowings	1,892	25,977
Total project funding requirement	11,130
Total project funding utilised	9,238
Total project funding remaining	$ 1,892	R 25,977